Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Borrowings
Schedule of borrowings

	June 30,	December 31,
	2023	2022
	€1,000	€1,000
Innovation credit	3,907	3,907
Accrued interest on innovation credit	1,231	1,035
Convertible notes	992	1,369
Accrued interest on convertible notes	365	460

Total borrowings	6,495	6,771
Current portion	(2,920)	(2,500)
	3,575	4,271